Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Schedule of Other Payables
	As of December 31,
	2024	2023
	(in thousands)
Employees and related	$603	$571
Accrued Vacation	256	259
Short-term lease obligation	-	41
Other	6	-
	$865	$871